Mezzanine Equity - Summary of Mezzanine Equity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Temporary Equity [Line Items]
Balance as of January 1	¥ 1,056,237	$ 165,747	¥ 0
Business combinations	0		1,056,237
Accretion of mezzanine equity	411,792	64,619
Balance as of December 31	¥ 1,468,029	$ 230,366	¥ 1,056,237